Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
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Accrued Expenses and Other Current Liabilities

5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following, in thousands:

	December 31,
	2014	2013
Employee compensation and benefits	$528	$627
Clinical development expenses	186	665
Professional fees	165	190
Research and development costs	118	130
Other	5	183

Total accrued expenses and other current liabilities	$1,002	$1,795